Property, Plant and Equipment (Details) - Schedule of Additions to Property and Equipment for Cash Flow Presentation - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Additions to Property and Equipment for Cash Flow Presentation [Abstract]
Additions	[1]	R$ 2,579	R$ 5,467	R$ 2,433
Capitalized borrowing costs		(257)	(774)	(38)
Financing of property, plant and equipment – Additions		(2,298)	(5,080)	(2,284)
Financing of property, plant and equipment – Payments		3,092	3,911	2,120
Total		R$ 3,116	R$ 3,524	R$ 2,231

[1]	Includes interest capitalization in the amount of R$257 as of December 31, 2023 (R$774 and R$38 as of December 31, 2022 and 2021, respectively), see note 12.3.